CALVERT BOND FUND

CALVERT GREEN BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT LONG-TERM INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

(formerly Calvert Ultra-Short Income Fund)

Supplement to Prospectus dated February 1, 2018 as revised April 5, 2018

CALVERT ABSOLUTE RETURN BOND FUND

(formerly Calvert Unconstrained Bond Fund)

Supplement to Prospectus dated May 1, 2018

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND

(formerly Calvert Tax-Free Responsible Impact Bond Fund)

Supplement to Prospectus dated May 1, 2018

Effective February 1, 2019:

1.	The following replaces the first sentence in the first paragraph in “Additional Tax Information” for Calvert Bond Fund, Calvert Green Bond Fund, Calvert High Yield Bond Fund, Calvert Income Fund, Calvert Long-Term Income Fund, Calvert Short Duration Income Fund and Calvert Ultra-Short Duration Income Fund:

Each Fund declares distributions daily and ordinarily pays distributions monthly.

2.	The following replaces the first sentence in the first paragraph in “Additional Tax Information” for Calvert Absolute Return Bond Fund and Calvert Responsible Municipal Income Fund:

The Fund declares distributions daily and ordinarily pays distributions monthly.

December 18, 2018	30833 12.18.18